SIGNIFICANT AGREEMENTS AND CONTRACTS - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended			3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended		37 Months Ended
	Apr. 24, 2024	Mar. 31, 2021	Sep. 30, 2023	Mar. 31, 2022	May 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 23, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative agreement							$ 9,217	$ 5,090	$ 6,220	$ 6,512	$ 4,293	$ 4,743	$ 11,310	$ 9,036	$ 1,275	$ 20,527	$ 15,548	$ 23,283	$ 23,496
Accounts receivable			$ 2,670	$ 8,649		$ 1,699	2,670	$ 5,310	$ 25,998	$ 4,917	$ 4,113	$ 8,649	$ 5,310	$ 4,113	1,699	2,670	$ 4,917	14,075	5,718
Acquired in-process research and development															84,883	0
Contract liability																		430
Related Party
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract liability																		430	1,004
Janssen Pharmaceuticals, Inc. | Related Party | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative agreement, maximum cost share																		49,800		$ 47,800
Payments related to collaborative agreement																		27,000		27,000
Revenue from collaborative agreement															1,275	20,527		23,283	23,496
Revenue, remaining performance obligation, amount						0									0
Accounts receivable						0									0			1,900	5,600
Contract liability						0									0			430
Janssen Pharmaceuticals, Inc. | Related Party | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue, remaining performance obligation, amount																		$ 3,800
Revenue, remaining performance obligation, expected timing of satisfaction, period (in years)																		6 months
Janssen Pharmaceuticals, Inc. | Related Party | Upfront Payment | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments related to collaborative agreement		$ 27,000
Janssen Pharmaceuticals, Inc. | Related Party | R&D Funding | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative agreement, potential transaction value		58,200
Janssen Pharmaceuticals, Inc. | Related Party | Development, Regulatory, and Commercial Milestones | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative agreement, potential transaction value		$ 695,000
Janssen Pharmaceuticals, Inc. | Related Party | Milestone Achievement | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative agreement			$ 7,000	$ 3,000														$ 10,000		10,000
Janssen Pharmaceuticals, Inc. | Related Party | License Of Intellectual Property | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative agreement					$ 26,800
Janssen Pharmaceuticals, Inc. | Related Party | Royalty Revenue | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative agreement						0	$ 0								0	$ 0		$ 0	$ 0
Janssen Pharmaceuticals, Inc. | Related Party | License Agreement | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired in-process research and development						85,400									85,400
Direct transaction costs						$ 400									$ 400
Janssen Pharmaceuticals, Inc. | Related Party | License Agreement | Upfront Payment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments related to collaborative agreement	$ 85,000
Janssen Pharmaceuticals, Inc. | Related Party | License Agreement | Upfront Payment | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments related to collaborative agreement	85,000
Acquired in-process research and development	84,900
Contract liability																				$ 500
Janssen Pharmaceuticals, Inc. | Related Party | License Agreement | Development, Regulatory, and Commercial Milestones | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative agreement, potential transaction value	150,000
Janssen Pharmaceuticals, Inc. | Related Party | License Agreement | Commercialization Milestone | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative agreement, potential transaction value	$ 455,000
Janssen Pharmaceuticals, Inc. | Related Party | Licenses of Intellectual Property | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative agreement					$ 26,800